Convertible Notes and Warrants: Schedule of Warrant Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Warrants, Outstanding	14,995,446	2,960,000	12,364,766	11,921,206
Warrants, Issued	12,038,446	2,960,000	443,560
Warrants, Granted, Weighted Average Exercise Price			$ 0.15
Warrants, Exercised	0	0	0
Warrants, Exercised, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Warrants, Expired	0	12,364,766	0
Warrants, Expirations, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Warrants, Expired	0	(12,364,766)	0
Minimum
Warrants, Weighted Average Exercise Price	$ 0.55	$ 1.00	$ 0.15	$ 0.15
Warrants, Granted, Weighted Average Exercise Price	$ 0.55	$ 1.00
Maximum
Warrants, Weighted Average Exercise Price	$ 2.00	$ 2.00	$ 0.10	$ 0.10
Warrants, Granted, Weighted Average Exercise Price	$ 2.00	$ 2.00